ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization And Summary Of Significant Accounting Policies Tables
Inventory	Inventory is comprised of the following:
	December 31, 2015	December 31, 2014
Purchased materials	$689,703	$796,609
Finished goods	869,016	566,834
Total	$1,558,719	$1,363,443